FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5:- FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$38,072	$—	$38,072
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,676,687	2,676,687
Government-sponsored enterprises debentures	—	666,909	666,909
Government and corporate debentures - floating interest rate	—	30,941	30,941
Foreign currency derivative contracts	—	43	43

Total financial assets	$38,072	$3,374,580	$3,412,652

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$21,085	$—	$21,085
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,937,309	2,937,309
Government-sponsored enterprises debentures	—	411,804	411,804
Government and corporate debentures - floating interest rate	—	66,955	66,955
Foreign currency derivative contracts	—	(44)	(44)

Total financial assets	$21,085	$3,416,024	$3,437,109